EQUITY - Schedule of dividends (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 03, 2025 USD ($)	Mar. 14, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)
Dividends Type [Line Items]
Amount of the dividend | $		$ 293,092	$ 437,995	$ 293,092	$ 174,549
Number of shares among which the dividend is distributed (in shares) | shares				604,437,877,587
Dividend per share (usd per share) | $ / shares				$ 0.000485
Dividends net income percentage		0.30
Interim dividend 2025
Dividends Type [Line Items]
Amount of the dividend | $	$ 400,000		$ 400,000
Number of shares among which the dividend is distributed (in shares) | shares			574,215,983,709
Dividend per share (usd per share) | $ / shares			$ 0.000697
Minimum mandatory dividend 2025
Dividends Type [Line Items]
Amount of the dividend | $			$ 37,995
Number of shares among which the dividend is distributed (in shares) | shares			574,215,983,709
Dividend per share (usd per share) | $ / shares			$ 0.000066
Dividends net income percentage			0.30